Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events [Abstract]
Subsequent events
18	Subsequent events
Subsequent to December 31, 2022, the following transaction occurred:

•	stock options to purchase 100,000 common shares with an exercise price of C$0.63 were exercised and the Company received gross proceeds of C$63,000 ; and

•	share purchase warrants to purchase 550,000 common shares with an exercise price of C$0.60 were exercised resulting in gross proceeds of C$330,000 being received by the Company.